Director's Loans (Tables)	12 Months Ended
Mar. 31, 2021
Borrowings [abstract]
Schedule of unsecured loans payable
	Year ended March 31, 2021	Year ended March 31, 2020
Opening balance	$812,119	$893,800
Principal advances	-	675,000
Principal repayments	(300,000)	(375,000)
Transaction costs	-	(490,449)
Amortization of transaction costs	57,881	108,768
Closing balance	$570,000	$812,119

Schedule of borrowings
	March 31, 2021	March 31, 2020
Current portion	$-	$300,000
Non-current portion	570,000	512,119
Total	$570,000	$812,119

Schedule of transaction cost
Finance expenses	For the year ended March 31,
	2021	2020	2019
Interest on director’s loan	$111,354	$105,630	$90,000
Amortization of transaction costs	57,881	108,768	130,256
Total	$169,235	$214,398	$220,256